Accounts Receivable (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) customer	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) customer
Disclosure of financial assets [line items]
Trade accounts receivable	$ 538,988		$ 29,457
Sales taxes receivable	38,667		212,900
Other receivables	149,210
Total accounts receivable	$ 726,865		$ 242,357
Number of customers holding over 10% of balance | customer	2		1
Portion of balance held	87.00%		94.00%
Trade and other receivables
Disclosure of financial assets [line items]
Bad debt expense	$ 0	$ 0